Debt - Summary of Outstanding Long-Term Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument principal amount	$ 6,650,000,000	$ 9,361,000,000
Liabilities arising from capital lease transactions	29,000,000	15,000,000
Unamortized discounts, premiums and debt issuance costs	(28,000,000)	(61,000,000)
Fair value of embedded cash conversion option	(86,000,000)	(128,000,000)
Total debt, including unamortized discounts, premiums, debt issuance costs [and fair value adjustments]	6,565,000,000	9,187,000,000
Long-term debt
Total debt, including unamortized discounts, premiums, debt issuance costs [and fair value adjustments]	6,565,000,000	9,187,000,000
Current portion of long-term debt	(751,000,000)	(421,000,000)
Long-term debt	$ 5,814,000,000	8,766,000,000
Floating-Rate Term Loan Maturing in March 2017 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2017-03
Debt instrument principal amount		$ 388,000,000
Debt instrument interest rate effective percentage		2.77%
Floating-Rate Term Loan Maturing in January 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-01
Debt instrument principal amount		$ 387,000,000
Debt instrument interest rate effective percentage		3.27%
Floating-Rate Term Loan Maturing in December 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-12
Debt instrument principal amount		$ 1,436,000,000
Debt instrument interest rate effective percentage		3.27%
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2018-06
Debt instrument principal amount	$ 750,000,000	$ 750,000,000
Debt instrument interest rate effective percentage	3.75%	3.75%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-06
Debt instrument principal amount	$ 600,000,000	$ 600,000,000
Debt instrument interest rate effective percentage	4.125%	4.125%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2021-06
Debt instrument principal amount	$ 1,350,000,000	$ 1,350,000,000
Debt instrument interest rate effective percentage	4.125%	4.125%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in February 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2021-02
Debt instrument principal amount		$ 500,000,000
Debt instrument interest rate effective percentage		5.75%
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2022-09
Debt instrument principal amount	$ 1,000,000,000	$ 1,000,000,000
Debt instrument interest rate effective percentage	3.875%	3.875%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2022-06
Debt instrument principal amount	$ 400,000,000	$ 400,000,000
Debt instrument interest rate effective percentage	4.625%	4.625%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2023-03
Debt instrument principal amount	$ 500,000,000	$ 500,000,000
Debt instrument interest rate effective percentage	5.75%	5.75%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2023-06
Debt instrument principal amount	$ 900,000,000	$ 900,000,000
Debt instrument interest rate effective percentage	4.625%	4.625%
Fixed-Rate 1% Cash Convertible Notes Maturing in December 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2019-12
Debt instrument principal amount	$ 1,150,000,000	$ 1,150,000,000
Debt instrument interest rate effective percentage	1.00%	1.00%
Floating-Rate Revolving Credit Facility Maturing in December 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-12